DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Detail)			3 Months Ended		6 Months Ended
	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) Day $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum				1	1
Sale of units (in shares) | shares		22,000,000	24,300,287
Proceeds from sale of Private Placement Warrants					$ 6,860,057
Transaction Costs					13,946,641
Underwriting fees					4,860,057
Deferred underwriting fee payable	$ 22,542,813				8,505,100
Other offering costs					581,484
Payments for investment of cash in Trust Account					$ (278,002,870)
Condition for future business combination use of proceeds percentage				80.00%	80.00%
Condition for future business combination threshold Percentage Ownership				50.00%	50.00%
Minimum net tangible assets upon consummation of business combination				$ 5,000,001
Redemption limit percentage without prior consent				20.00%	20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Redemption period upon closure				10 days	10 days
Maximum Allowed Dissolution Expenses				$ 100,000	$ 100,000
Working capital deficit				$ 552,663
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					4,266,667
Price of warrant | $ / shares					$ 1.50
Proceeds from sale of Private Placement Warrants					$ 6,400,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	2,300,287			22,000,000	24,300,287
Proceeds from issuance initial public offering		$ 220,000,000
Purchase price, per unit | $ / shares		$ 10.00		$ 10.00	$ 10.00
Underwriting fees					$ 4,860,057
Other offering costs					581,484
Payments for investment of cash in Trust Account		$ 255,000,000
Minimum net tangible assets upon consummation of business combination					5,000,001
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			3,500,000
Investment Of Proceeds In Trust Account	$ 23,002,870
Aggregate proceeds held in the Trust Account					$ 278,002,870
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				4,266,667	4,266,667
Price of warrant | $ / shares				$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants					$ 6,400,000
Underwriters Over Allotment [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				4,706,667
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	2,300,287			25,300,000	3,300,000
Proceeds from issuance initial public offering	$ 23,002,870
Purchase price, per unit | $ / shares					$ 10.00
Sale of Private Placement Warrants (in shares) | shares				3,300,000
Net Proceeds	$ 22,542,813
Option is exercised | shares				3,000,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering				$ 35,000,000	$ 35,000,000
Purchase price, per unit | $ / shares					$ 10.00
Sale of Private Placement Warrants (in shares) | shares	306,705		3,500,000	3,500,000
Price of warrant | $ / shares	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 460,057